UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	3/31/07

Item 1. Schedule of Investments

Wanger U. S. Smaller Companies
Statement of Investments (Unaudited), March 31, 2007

Number of Shares		Value
	Common Stock 97.7%

	Information Group 31.4%
	Business Software 7.8%
668,437	Kronos (a) Labor Management Solutions	$35,761,379
874,900	Avid Technology (a) Digital Nonlinear Editing Software & Systems	30,516,512
395,000	Micros Systems (a) Information Systems for Restaurants & Hotels	21,326,050
2,280,000	Novell (a) Directory, Operating System & Identity Management Software	16,461,600
580,000	JDA Software (a) Application/Software & Services for Retailers	8,717,400
327,200	Parametric Technology (a) Engineering Software & Services	6,246,248
304,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	5,307,840
250,000	Agile Software (a) Product Design Software	1,737,500
		126,074,529
	Mobile Communications 5.0%
640,000	American Tower (a) Communications Towers in USA & Mexico	24,927,999
330,000	Alltel Cellular Telephone Services	20,460,000
2,033,000	Dobson Communications (a) Rural & Small City Cellular Telephone Services	17,463,470
495,000	Crown Castle International (a) Communications Towers	15,904,350
88,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	932,800
100,000	Openwave Systems (a) Internet Software for Mobile Devices	815,000
		80,503,619
	Semiconductors & Related Equipment 3.2%
1,310,500	Integrated Device Technology (a) Communications Semiconductors	20,207,910
220,000	Supertex (a) Mixed-Signal Semiconductors	7,306,200
670,000	Entegris (a) Semiconductor Wafer Shipping & Handling Products	7,169,000
280,000	Microsemi (a) Analog/Mixed Signal Semiconductors	5,826,800
140,000	Littelfuse (a) Little Fuses	5,684,000
401,000	AMIS Holdings (a) Mixed-Signal Semiconductors	4,390,950
		50,584,860
	Telecommunications Equipment 2.0%
2,130,000	Tellabs (a) Telecommunications Equipment	21,087,000
305,000	Polycom (a) Video Conferencing Equipment	10,165,650
100,000	Symmetricom (a) Network Timing & Synchronization Devices	830,000
		32,082,650
	Instrumentation 1.9%
145,000	Mettler Toledo (a) Laboratory Equipment	12,987,650
250,000	Flir Systems (a) Infrared Cameras	8,917,500
310,000	Trimble Navigation (a) GPS-Based Instruments	8,320,400
		30,225,550
	Telephone Services 1.8%
1,391,000	Time Warner Telecom (a) Fiber Optic Telephone/Data Services	28,891,070

	Internet Related 1.8%
530,000	ValueClick (a) Internet Advertising	13,848,900
1,420,000	CNET Networks (a) Internet Advertising On Niche Websites	12,368,200
310,000	SkillSoft Publishing (a) Web-based Learning Solutions (E-Learning)	2,591,600
		28,808,700
	Business Information & Marketing Services 1.6%
485,000	Ceridian (a) HR Services & Payment Processing	16,897,400
443,200	Navigant Consulting (a) Financial Consulting Firm	8,757,632
		25,655,032
	Computer Hardware & Related Equipment 1.4%
122,800	Amphenol Electronic Connectors	7,929,196
158,100	Nice Systems (Israel) (a) Audio & Video Recording Solutions	5,378,562
81,600	Rogers (a) PCB Laminates & High-Performance Foams	3,618,960
90,000	Netgear (a) Networking Products for Small Business & Home	2,567,700
30,000	Belden CDT Specialty Cable	1,607,700
50,000	Avocent (a) Computer Control Switches	1,348,500
		22,450,618
	CATV 1.3%
740,000	Discovery Holding (a) CATV Programming	14,156,200
1,780,000	Gemstar-TV Guide International (a) TV Program Guides & CATV Programming	7,458,200
		21,614,400
	Financial Processors 1.1%
516,880	Global Payments Credit Card Processor	17,604,932

	Radio 0.7%
561,900	Salem Communications Radio Stations for Religious Programming	7,023,750

1

Number of Shares		Value
	Radio – 0.7% (cont)
260,000	Cumulus Media (a) Radio Stations in Small Cities	$2,438,800
515,000	Spanish Broadcasting System (a) Spanish Language Radio Stations	2,060,000
		11,522,550
	Computer Services 0.7%
753,000	RCM Technologies (a)(b) Technology & Engineering Services	5,368,890
705,500	AnswerThink Consulting (a) IT Integration & Best Practice Research	2,306,985
50,000	TALX Outsourced Human Resource Services	1,656,500
45,000	SRA International (a) Government IT Services	1,096,200
		10,428,575
	TV Broadcasting 0.6%
1,030,000	Entravision Communications (a) Spanish Language TV, Radio, & Outdoor	9,620,200

	Television Programming 0.4%
600,000	Lions Gate Entertainment (a) Film & TV Studio	6,852,000

	Gaming Equipment & Services 0.1%
98,500	Shuffle Master (a) Card Shufflers & Casino Games	1,797,625

Information Group: Total		504,716,910

	Consumer Goods & Services 21.2%
	Retail 5.8%
431,000	Abercrombie & Fitch Teen Apparel Retailer	32,618,080
490,000	Urban Outfitters (a) Apparel & Home Specialty Retailer	12,989,900
515,000	Chico’s FAS (a) Women’s Specialty Retail	12,581,450
265,000	AnnTaylor Stores (a) Women’s Apparel Retailer	10,276,700
409,150	Christopher & Banks Women’s Apparel Retailer	7,966,150
175,000	J Crew Group (a) Multi-channel Branded Retailer	7,029,750
163,000	Genesco (a) Multi-concept Branded Footwear Retailer	6,769,390
150,000	Gaiam (a) Healthy Living Catalogs & E-Commerce	2,361,000
		92,592,420
	Other Consumer Services 4.9%
700,000	ITT Educational Services (a) Post -secondary Degree Services	57,042,999
326,300	Central Parking Owner, Operator, Manager of Parking Lots & Garages	7,237,334
150,000	Weight Watchers International Weight Loss Programs	6,913,500
200,000	Universal Technical Institute (a) Vocational Training	4,616,000
74,000	NutriSystem (a) Weight Loss Program	3,878,340
		79,688,173
	Apparel 4.3%
459,000	Coach (a) Designer & Retailer of Branded Leather Accessories	22,972,949
394,200	Oxford Industries Branded & Private Label Apparel	19,489,248
860,000	True Religion Apparel (a) Premium Denim	13,966,400
480,200	Carter’s (a) Children’s Branded Apparel	12,168,268
45,000	Heelys (a) Wheeled Footware	1,320,300
		69,917,165
	Leisure Products 2.0%
366,300	International Speedway Largest Motorsports Racetrack Owner & Operator	18,937,710
248,200	Speedway Motorsports Motorsport Racetrack Owner & Operator	9,617,750
50,000	Polaris Industries Leisure Vehicles & Related Products	2,399,000
40,000	Thor Industries RV & Bus Manufacturer	1,575,600
		32,530,060
	Other Durable Goods 1.3%
1,478,300	Champion Enterprises (a) Manufactured Homes	13,009,040
225,000	Cavco Industries (a) Higher End Manufactured Homes	7,863,750
		20,872,790
	Nondurables 1.1%
323,000	Scotts Miracle-Gro Consumer Lawn & Garden Products	14,221,690
72,000	Jarden (a) Branded Household Products	2,757,600
		16,979,290
	Consumer Goods Distribution 0.6%
273,500	Pool Distributor of Swimming Pool Supplies & Equipment	9,791,300

	Restaurants 0.5%
337,500	Sonic (a) Quick Service Restaurant	7,519,500

	Furniture & Textiles 0.4%
130,000	HNI Office Furniture & Fireplaces	5,970,900

	Casinos & Gaming 0.2%
100,000	Pinnacle Entertainment (a) Regional Casino Operator	2,907,000

	Travel 0.1%
45,000	Vail Resorts (a) Ski Resort Operator & Developer	2,444,850

Consumer Goods & Services: Total		341,213,448

	Industrial Goods & Services 13.3%
	Machinery 7.7%
795,000	Ametek Aerospace/Industrial Instruments	27,458,405
527,300	ESCO Technologies (a) Automatic Electric Meter Readers	23,633,677

2

Number of Shares		Value
	Machinery – 7.7% (cont)
690,600	Pentair Pumps, Water Treatment & Tools	$21,519,187
365,100	Nordson Dispensing Systems for Adhesives & Coatings	16,962,637
191,300	Mine Safety Appliances Safety Equipment	8,046,169
177,300	Donaldson Industrial Air Filtration	6,400,621
236,400	K&F Industries Holdings (a) Aircraft Wheels, Brakes & Fuel Tank Bladders	6,366,343
196,000	Clarcor Mobile & Industrial Filters	6,232,891
71,800	Toro Turf Maintenance Equipment	3,679,123
132,000	Goodman Global (a) HVAC Equipment Manufacturer	2,325,931
50,000	Kaydon Specialized Friction & Motion Control Products	2,128,090
		124,753,074
	Electrical Components 2.0%
453,000	Genlyte Group (a) Commercial Lighting Fixtures	31,959,150

	Outsourcing Services 1.3%
450,000	Quanta Services (a) Electrical & Telecom Construction Services	11,349,000
165,000	Administaff Professional Employer Organization	5,808,000
180,000	Labor Ready (a) Temporary Manual Labor	3,418,200
		20,575,200
	Construction 1.1%
191,400	Florida Rock Aggregates & Concrete	12,879,306
35,000	Martin Marietta Materials Aggregates	4,732,000
		17,611,306
	Industrial Distribution 0.5%
70,000	Watsco HVAC Distribution	3,574,900
50,000	Airgas Industrial Gas Distributor	2,107,500
75,000	Interline Brands (a) Industrial Distribution	1,644,000
		7,326,400
	Waste Management 0.3%
184,200	Waste Connections (a) Solid Waste Management	5,514,948

	Other Industrial Services 0.2%
89,000	G&K Services Uniform Rental	3,228,920

	Industrial Materials & Specialty Chemicals 0.2%
100,000	Drew Industries (a) RV & Manufactured Home Components	2,868,000

Industrial Goods & Services: Total		213,836,998

	Health Care 10.7%
	Biotechnology & Drug Delivery 3.6%
955,000	PDL BioPharma (a) Proprietary Monoclonal Antibodies	20,723,500
440,000	BioMarin (a) Biotech Focused On Orphan Diseases	7,594,400
1,215,000	Decode Genetics (a) Drugs for Heart Attack, Asthma & Vascular Disease	4,434,750
335,000	Nektar Therapeutics (a) Drug Delivery Technologies	4,375,100
125,000	Myriad Genetics (a) Drugs/Diagnostics Hybrid	4,307,500
3,690,300	Medicure (a) Cardiovascular Biotech Company	4,170,039
650,000	La Jolla Pharmaceutical (a) Lupus Treatment	3,932,500
225,000	Arena Pharmaceuticals (a) Novel Drug Targeting Technology	2,443,500
500,000	IsoRay (a) Radiology Cancer Company	1,975,000
271,688	Neurogen (a) Development-Stage Biotech Focused On Neurology	1,765,972
440,000	Nuvelo (a) Development-Stage Biotech Focused On Cardiovascular/Cancer	1,619,200
738,060	Medicure Warrants (a)(c) Cardiovascular Biotech Company	295,224
250,000	Locus Pharmaceuticals, Series D, Pfd. (a)(c) High Throughput Rational Drug Design	72,500
100,000	IsoRay Warrants (a)(c) Radiology Cancer Company	50,000
128,859	Locus Pharmaceuticals, Series B, Pfd. (a)(c) High Throughput Rational Drug Design	37,369
		57,796,554
	Medical Equipment & Devices 2.2%
412,000	Edwards Lifesciences (a) Heart Valves	20,888,400
105,000	Vital Signs Anesthesia, Respiratory & Sleep Products	5,457,900
137,227	Advanced Medical Optics (a) Medical Devices for Eye Care	5,104,844
93,500	Orthofix International (a) Bone Fixation & Stimulation Devices	4,773,175
		36,224,319
	Health Care Services 1.9%
400,000	Lincare Holdings (a) Home Healthcare Services	14,659,999
180,000	LCA-Vision Lasik Surgery Centers	7,414,200
205,000	United Surgical Partners (a) Outpatient Surgery Center	6,316,050
75,000	PSS World Medical (a) Medical Supplies Distributor	1,585,500
		29,975,749

3

Number of Shares		Value
	Pharmaceuticals 1.8%
270,000	The Medicines Company (a) Specialty Pharmaceuticals - Cardiovascular	$6,771,599
790,000	QLT (a) Specialty Pharmaceuticals - Ophthalmology & Dermatology	6,185,700
270,000	MGI Pharma (a) Specialty Pharmaceuticals for Oncology & Acute Care	6,066,900
140,000	Medicis Pharmaceutical Specialty Pharmaceuticals - Dermatology	4,314,800
425,000	Barrier Therapeutics (a) Specialty Pharmaceuticals for Dermatology	2,932,500
200,000	Collagenex Pharmaceuticals (a) Specialty Pharmaceuticals for Dermatology	2,702,000
		28,973,499
	Medical Supplies 1.2%
235,700	ICU Medical (a) Intravenous Therapy Products	9,239,440
190,000	Arrow International Disposable Catheters	6,110,400
70,700	Techne (a) Cytokines, Antibodies, Other Reagents for Life Science	4,036,970
		19,386,810

Health Care: Total		172,356,931

	Finance 9.6%
	Insurance 3.9%
720,500	HCC Insurance Holdings Specialty Insurance	22,191,400
36,500	Markel (a) Specialty Insurance	17,696,295
276,000	Leucadia National Insurance Holding Company	8,119,920
105,000	Philadelphia Consolidated Holding (a) Specialty Insurance	4,618,950
87,000	Delphi Financial Group Group Employee Benefit Products & Services	3,500,010
75,000	Endurance Specialty Holdings Commercial Lines Insurance/Reinsurance	2,680,500
177,434	Eastern Insurance Holdings Workers Comp & Specialty Insurance	2,657,961
77,000	United America Indemnity (a) Specialty Insurance	1,786,400
		63,251,436
	Finance Companies 2.2%
1,135,400	AmeriCredit (a) Auto Lending	25,955,243
144,800	World Acceptance (a) Personal Loans	5,784,760
130,000	McGrath Rentcorp Temporary Space & IT Rentals	4,117,100
		35,857,103
	Banks 1.9%
284,500	TCF Financial Great Lakes Bank	7,499,420
146,975	Chittenden Vermont & Western Massachusetts Banks	4,437,175
200,000	First Busey Illinois Bank	4,286,000
95,000	Greene County Bancshares Tennessee Bank	3,221,450
170,000	Pacific Continental Niche Pacific N.W. Bank	3,184,100
125,000	Lakeland Financial Indiana Bank	2,837,500
114,816	Glacier Bancorp Mountain States Bank	2,760,176
35,000	Associated Banc-Corp Midwest Bank	1,176,000
31,500	West Bancorporation Des Moines Commercial Bank	475,335
		29,877,156
	Brokerage & Money Management 1.2%
321,000	SEI Investments Mutual Fund Administration & Investment Management	19,333,830

	Savings & Loans 0.4%
80,000	People’s Bank Bridgeport Connecticut Savings & Loan	3,552,000
110,200	Anchor Bancorp Wisconsin Wisconsin Thrift	3,124,170
		6,676,170

Finance: Total		154,995,695

	Energy & Minerals 8.3%
	Oil Services 4.3%
490,700	FMC Technologies (a) Oil & Gas Well Head Manufacturer	34,231,231
275,800	Atwood Oceanics (a) Offshore Drilling Contractor	16,186,702
625,000	Hanover Compressor (a) Natural Gas Compressor Rental & Fabrication	13,906,250
67,500	CARBO Ceramics Natural Gas Well Stimulants	3,142,125
55,000	Key Energy Services (a) Well Workover Services	899,250
		68,365,558
	Oil & Gas Producers 3.9%
400,000	Ultra Petroleum (a) Oil & Gas Producer	21,251,999
416,000	Equitable Resources Natural Gas Producer & Utility	20,101,120
193,600	Southwestern Energy (a) Oil & Gas Producer	7,933,728
195,000	Quicksilver Resources (a) Natural Gas & Coal Seam Gas Producer	7,755,150
80,000	St. Mary Land & Exploration Oil & Gas Producer	2,934,400
450,000	Vaalco Energy (a) Oil & Gas Producer	2,331,000
		62,307,397

4

Number of Shares		Value
	Oil Refining, Marketing & Distribution 0.1%
50,000	Oneok Natural Gas Distribution, Pipeline Processing & Trading	$2,250,000

Energy & Minerals: Total		132,922,955

	Other Industries 3.2%
	Real Estate 1.9%
560,000	DiamondRock Hospitality Hotel Owner	10,639,999
340,000	Highland Hospitality Hotel Owner	6,052,000
77,500	Gaylord Entertainment (a) Convention Hotels	4,097,425
100,000	Digital Realty Trust Technology-focused Office Buildings	3,990,000
150,000	Kite Realty Group Community Shopping Centers	2,992,500
90,000	American Campus Communities Student Housing	2,726,100
		30,498,024
	Regulated Utilities 0.7%
345,000	Northeast Utilities Regulated Electric Utility	11,305,649
28,700	Tecso (a) Developing New Well Drilling Technologies	761,985
		12,067,634
	Transportation 0.6%
580,800	Heartland Express Regional Trucker	9,223,104

Other Industries: Total		51,788,762

Common Stock: Total 97.7% (Cost: $1,022,665,512)		1,571,831,699

Principal Amount		Value
	Short Term Obligations 3.5%

$8,200,000	Cargill Global Funding 5.30% Due 4/02/07	8,198,793

8,200,000	Cargill Asia Pacific Treasury Ltd. 5.30% Due 4/03/07	8,197,586

8,200,000	Citigroup Funding, Inc. 5.25% Due 4/02/07	8,198,804

8,118,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing to 6/15/08, market value of $11,152 (repurchase proceeds $10,936)	8,118,000

8,100,000	LaFayette Asset Security LLC 5.30% Due 4/04/07	8,096,422

8,100,000	Societe Generale North America 5.26% Due 04/04/07	8,095,212

8,100,000	Regency Markets No. 1 LLC 5.30% Due 4/09/07	8,090,460

Total Short Term Obligations
(Amortized Cost: $56,995,277)		56,995,277

Total Investments: 101.2% (Cost: $1,079,660,789) (d)		1,628,826,976

Cash and Other Assets Less Liabilities: (1.2)%		(20,106,387)

Total Net Assets: 100%		$1,608,720,589

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

5

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with affiliated companies during the three months ended March 31,2007 are as follows:

Affiliate	RCM Technologies
Balance of Shares Held 12/31/06	753,000
Purchase/ Additions	—
Sales/ Reductions	—
Balance of Shares Held 3/31/07	753,000
Value	5,368,888
Dividend	—

The aggregate cost and value of this investment at March 31, 2007, was $5,474,962 and 5,368,888 respectively. Investment in affiliate companies represent 0.33% of total net assets at March 31, 2007. There was no other investment activity during the period.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities law. These securities are valued in good faith by the Board of Trustees. At March 31, 2007, these securities amounted to $455,093 which represents 0.03% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Discovery, Series D Pfd.	9/5/01	250,000	$1,000,000	$72,500
Locus Discovery, Series B Pfd.	2/8/07	128,859	37,000	37,369
IsoRay Inc. Warrants	3/21/07	100,000	0	50,000
Medicure – Warrants	12/22/06	738,060	0	295,224
			1,037,369	$455,093

(d)

At March 31, 2007 for federal income tax purposes cost of investments was $1,079,660,789 and net unrealized appreciation was $549,166,187 consisting of gross unrealized appreciation of $599,033,717 and gross unrealized depreciation of $49,867,530.

6

Wanger International Small Cap
Statement of Investments March 31, 2007(Unaudited)

Number of Shares		Value
	Common Stock 96.5%

	Europe 54.8%
	United kingdom - 9.7%
2,100,000	Charles Taylor Consulting (a) Insurance Services	$17,046,494
700,000	Northern Rock Lowest Cost Mortgage Bank in UK	15,772,312
1,150,000	Paragon Group UK Buy-to-let Finance Company	13,159,500
1,820,000	Debt Free Direct Consumer Debt Reduction & Management Solutions	11,210,050
1,750,000	RPS Group Environmental Consulting & Planning	11,200,752
618,214	Expro International Group (b) Offshore Oilfield Services	10,742,154
475,000	Northgate Light Commercial Vehicle Rental Specialist	10,085,720
750,000	Smith & Nephew Medical Equipment & Supplies	9,534,230
900,000	Workspace Group UK Real Estate	8,912,881
1,102,000	Tullow Oil Oil & Gas Producer	7,909,859
1,540,000	Taylor Nelson Sofres Market Research	7,167,104
2,000,000	Begbies Traynor Financial Restructuring & Corporate Recovery Services	6,179,047
330,000	Keller Group International Ground Engineering Specialist	5,980,884
1,008,000	BBA Group Aviation Support Services & Non-woven Materials	5,573,894
215,000	Randgold Resources Gold Mining in Western Africa	5,140,650
423,306	Detica UK IT Services Company	3,440,300
478,300	Mears Group Social Housing Mainentance	3,181,331
		152,237,162
	France 9.1%
1,000,000	SES Global Satellite Broadcasting Services	19,089,298
130,000	Iliad Alternative Internet & Telecoms Provider	13,533,363
200,000	Carbone Lorraine Advanced Industrial Materials	11,923,798
85,000	Pierre & Vacances Vacation Apartment Lets	11,695,367
70,000	Neopost Postage Meter Machines	10,005,517
171,056	Trigano Leisure Vehicles & Camping Equipment	9,670,339
100,366	Rubis Tank Storage & LPG Supplier	8,734,916
65,000	Bacou Dalloz Safety Equipment	8,683,025
90,000	Norbert Dentressangle Transport	8,415,855
92,000	Eurofins Scientific (b) Food Screening & Testing	8,255,073
230,000	Legrand Electrical Components	7,604,327
81,000	Imerys Industrial Minerals Producer	7,520,168
35,000	Ciments Francais Leading French & Emerging Markets Cement Producer	7,380,238
120,000	April Group Insurance Policy Construction	6,277,427
120,000	Meetic (b) Dating Services	4,616,698
		143,405,409
	Netherlands 7.2%
400,000	Fugro Oilfield Services	20,304,921
150,000	Aalberts Industries Flow Control & Heat Treatment	14,815,913
190,000	Imtech Engineering & Technical Services	13,667,750
316,000	USG People Temporary Staffing Services	13,035,332
190,000	Smit Internationale Harbor & Offshore Towage & Marine Services	12,144,881
270,000	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	10,387,570
410,000	Unit 4 Agresso (b) Business & Security Software	10,280,302
57,000	OPG Groep Healthcare Supplies & Pharmacies	7,138,449
272,200	Wavin Largest European Plastic Pipe Systems Company	5,381,552
53,887	Boskalis Westminster Dredging & Maritime Contractor	5,362,879
		112,519,549
	Germany 6.2%
131,000	Wincor Nixdorf Retail POS Systems & ATM Machines	12,207,746
55,000	Rational Commercial Oven Manufacturer	10,671,772
260,000	CTS Eventim Event Ticket Sales	10,051,470
172,000	Hugo Boss Designs Fashion Apparel	9,994,830
309,000	Deutsche Beteiligungs Private Equity Investment Management	9,370,053
150,000	Rhoen-Klinikum Health Care Services	8,938,841
82,000	Vossloh Rail Infrastructure & Diesel Locomotives	7,877,000
170,000	GFK Market Research Services	7,777,987
4,900	Porsche Specialty Automobile Manufacturer	7,486,474
88,000	Elringklinger Automobile Components	6,842,865

Number of Shares		Value
	Germany – 6.2% (cont)
300,000	Takkt Mail Order Retailer of Office & Warehouse Durables	$5,386,148
50,000	Gagfah German Residential Property	1,349,209
		97,954,395
	Ireland 6.1%
650,000	Bank of Ireland Irish Commercial Bank	14,023,086
600,000	IAWS Group Baked Goods	13,946,275
2,546,233	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	13,605,542
360,000	Kingspan Group Building Insulation & Environmental Containers	9,545,985
400,000	Anglo Irish Bank Small Business & Middle Market Banking	8,549,441
550,000	Grafton Group Builders Materials Wholesaling & Do-it-yourself Retailing	8,265,572
175,000	Ryanair (b) Low Cost Airline	7,838,250
430,000	Depfa Bank Investment Banker to Public Authorities	7,679,936
420,000	C&C Group Beverage Company	6,379,218
200,000	Paddy Power Irish Betting Services	5,292,638
		95,125,943
	Switzerland 5.2%
8,000	Sika Chemicals for Construction & Industrial Applications	13,595,029
110,000	Synthes Products for Orthopaedic Surgery	13,578,571
8,000	Geberit Plumbing Supplies	12,311,237
32,000	Nobel Biocare Holding Dental Implants & Ceramic Crowns	11,666,049
140,000	Kuehne & Nagel Freight Forwarding / Logistics	11,515,451
48,000	Burckhardt Compression (b) Gas Compression Pumps	7,880,509
8,000	Givaudan Fragrances & Flavors	7,399,910
130,000	Logitech International (b) Branded Peripheral Computer Devices	3,610,665
		81,557,421
	Italy 2.4%
3,000,000	CIR Italian Holding Company	11,982,575
150,000	Banca Italease (b) Italian Leasing & Factoring Leader	9,608,102
1,000,000	Amplifon Hearing Aid Retailer	9,257,441
573,000	GranitiFiandre Innovative Stoneware	6,529,221
		37,377,339
	Sweden 2.1%
430,000	Hexagon Measurement Equipment & Polymers	17,457,897
384,100	Sweco Engineering Consultants	15,759,387
		33,217,284
	Spain 1.4%
195,000	Red Electrica de Espana Spanish Power Grid	9,187,509
300,000	Prisa Leading Spanish-Speaking Publisher	6,692,609
130,000	Sogecable (b) Spain’s Main Pay-TV	5,393,896
		21,274,014
	Austria 1.1%
310,000	Zumtobel (b) Lighting Systems	10,477,072
100,000	Wienerberger Bricks & Clay Roofing Tiles	6,245,099
		16,722,171
	Denmark 0.9%
87,000	Novozymes Industrial Enzymes	7,783,246
125,000	Thrane & Thrane Mobile Transceivers for Satellite Communications	6,073,237
		13,856,483
	Poland 0.7%
396,800	Central European Distribution (b) Vodka Production & Alcohol Distribution	11,550,848

	Greece 0.7%
380,000	Intralot Lottery & Gaming Systems/Services	11,502,738

	Czech 0.6%
56,000	Komercni Banka Leading Czech Universal Bank	9,699,016

	Finland 0.6%
488,000	Poyry Engineering Consultants	8,996,149

	Norway 0.4%
738,200	Kongsberg Automotive Automotive Seating & Component Supplier	6,558,215

	Russia 0.4%
153,900	RosBusinessConsulting (b) Financial Information, Media, & IT Services in Russia	6,002,100

Total Europe		859,556,236

	Asia 24.7%
	Japan 15.4%
17,500	Jupiter Telecommunications (b) Largest Cable Service Provider in Japan	14,702,138
240,000	Ibiden Electronic Parts & Ceramics	12,443,992
2,400	Kenedix Real Estate Investment Management	12,260,692
400,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	11,744,739

Number of Shares		Value
	Japan – 15.4% (cont)
350,000	Hoya Opto-Electrical Components & Eyeglass Lenses	$11,613,204
3,920	Risa Partners NPL & Real Estate Related Investment	11,576,375
422,300	Yusen Air & Sea Service Airfreight Logistics	11,575,263
400,000	As One Scientific Supplies Distributor	11,133,741
1,250,000	Kansai Paint Paint Producer in Japan, India, China, & Southeast Asia	10,681,857
410,000	JSR Films & Chemicals for LCD Screens & Electronics	9,463,680
145,000	USS Used Car Auctioneer	9,462,407
266,300	Kintetsu World Express Airfreight Logistics	9,446,147
190,000	Daito Trust Construction Apartment Builder	8,948,574
650,000	Park24 Parking Lot Operator	8,742,787
242,000	Ito En Bottled Tea & Other Beverages	7,885,947
2,665	FullCast Employment Outsourcing	6,626,315
300,000	Ushio Industrial Light Sources	5,791,752
306,900	Cosel Industrial Standard Switching Power Supply System	5,469,196
131,900	Union Tool Precision Drill Bit Manufacturer	5,428,674
325,000	T. Hasegawa Industrial Flavors & Fragrances	5,353,233
600,000	Chiba Bank Regional Bank	5,295,316
230,000	FCC Auto/Motorcycle Clutches	5,250,339
130,000	Takata Safety Related Auto Parts	5,162,933
107,300	Hogy Medical Disposable Surgical Products	5,017,167
720	Osaka Securities Exchange Osaka Securities Exchange	4,148,676
520,000	Bank of Fukuoka Regional Bank	4,067,373
440,000	Kamigumi Port Cargo Handling & Logistics	3,786,151
670,400	Hiroshima Bank Regional Bank	3,692,206
31,000	Nakanishi Dental Tools & Machinery	3,617,193
222,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	2,901,222
24,000	Hirose Electric Electrical Connectors	2,885,947
550	Japan Pure Chemical Precious Metal Plating Chemicals for Electronics	2,151,646
1,030	Message Nursing Care Facilities	1,870,502
73,500	Nagaileben Medical/Healthcare Related Clothes	1,549,962
		241,747,346
	China 2.6%
7,788,000	China Shipping Development China’s Dominant Shipper for Oil & Coal	11,881,098
16,141,000	Lenovo Group Global Third Largest PC Vendor	5,908,141
7,334,000	China Green An Agricultural Grower & Processor in China	5,631,791
1,656,000	Fu Ji Food & Catering Services Food Catering Service Provider In China	5,203,148
6,512,000	TPV Technology Original Design Manufacturer for LCD Monitor & Flat TV	4,167,147
170,000	Sohu.com (b) Chinese Internet Portal / Online Advertising	3,643,100
2,050,000	Travelsky Technology Online Air Travel Bookings in China	3,610,162
848,000	Global Bio-Chem Technology Group Refiner of Corn-Based Commodities	215,975
		40,260,562
	Hong Kong 2.2%
1,650,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	16,049,146
5,000,000	Techtronic Industries Power Tools & Motorized Appliances	6,060,024
8,500,000	EganaGoldpfeil A Leather & Fashion Accessories Brand Manager	5,961,477
1,600,000	Lifestyle International Mid/High-End Department Store Operator In Hong Kong/China	4,812,184
100,000	Melco-PBL Entertainment Macau (b) Macau Casino Operator	1,614,000
		34,496,831
	Korea 1.3%
55,000	MegaStudy (b) Online Education Service Provider	9,646,046
145,000	Taewoong A Player in the Niche Customized Forging Market	5,009,035
240,000	Sung Kwang Bend A Large Customized Industrial Pipe Fitting Manufacturer	2,946,428
87,000	YBM Sisa.com Online Language Educator & Tester	1,807,876
61,000	Woongjin Thinkbig Education Provider for Pre-school/Elementary School	1,011,480
		20,420,865
	Singapore 1.0%
2,300,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	9,929,803

Number of Shares		Value
	Singapore – 1.0% (cont)
3,990,000	ComfortDelgro Taxi & Mass Transit Service	$5,233,563
		15,163,366
	Taiwan 1.0%
2,141,119	Advantech Embedded Computers	6,858,413
2,600,000	Wah Lee Industrial Distributor of Chemicals, Materials, & Equipment	5,224,828
272,695	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	3,032,508
		15,115,749
	India 0.9%
300,000	Housing Development Finance Indian Mortgage Lender	10,457,379
230,000	Asian Paints India’s Largest Paint Company	4,101,001
		14,558,380
	Indonesia 0.3%
5,000,000	Perusahaan Gas Negara Gas Pipeline Operator	5,123,288

Total Asia		386,886,387

	Other Countries 12.4%
	Canada 4.4%
3,500,000	UrAsia Energy (b)(c) Uranium Mining in Kazakhstan	21,312,256
630,000	ShawCor Oil & Gas Pipeline Products	15,022,867
553,600	RONA (b) Leading Canadian Do-it-yourself Retailer	11,330,938
52,500	Potash World’s Largest Producer of Potash	8,396,325
280,000	Van Houtte Coffee Services & Equipment	5,988,047
250,000	Ivanhoe Mines (b) Copper Mine Project in Mongolia	2,923,343
240,000	Enerflex Systems Natural Gas Compresser Rental & Fabrication	2,359,463
420,000	Northern Orion Resources (b) Copper & Gold Mining in Argentina	1,680,728
654,255	Railpower Technologies (b)(c) Hybrid Locomotives	379,689
		69,393,656
	Australia 3.5%
1,420,000	Jubilee Mines Nickel Mining in Australia	20,129,116
900,000	Billabong International Action Sports Apparel Brand Manager	12,160,775
250,000	Australian Stock Exchange Australian Equity And Derivatives Market Operator	8,900,101
1,403,100	Sino Gold (b) Gold Mining in The People’s Republic of China	7,106,655
100,000	Perpetual Trustees Mutual Fund Management	6,278,617
		54,575,264
	South Africa 2.4%
484,000	Impala Platinum Holdings Platinum Group Metals Mining & Refining	15,212,191
518,000	Naspers Media & Education In Africa and Other Emerging Markets	12,531,394
1,500,000	Edgars Consolidated Stores Retail Conglomerate	9,385,209
		37,128,794
	United States 1.7%
350,000	Atwood Oceanics (b) Offshore Drilling Contractor	20,541,500
62,900	FMC Technologies (b) Oil & Gas Well Head Manufacturer	4,387,904
39,900	Tecso (b) Developing New Well Drilling Technologies	1,059,345
		25,988,749
	New Zealand 0.4%
2,058,621	Sky City Entertainment Casino/Entertainment Complex	6,867,590

Total Other Countries		193,954,053

	Latin America 4.6%
	Brazil 2.6%
1,780,000	Suzano Papel e Celulose Brazilian Pulp & Paper Producer	16,847,061
900,000	Natura Cosmeticos Direct Retailer of Cosmetics	10,134,447
242,000	Porto Seguro (b) Auto & Life Insurance	7,987,186
150,000	Localiza Rent A CAR Car Rental	4,590,351
147,700	Brascan Residential properties (b) High-End Residentiproperty Developer	924,783
		40,483,828
	Mexico 2.0%
2,700,000	Urbi Desarrollos Urbanos (b) Affordable Housing Builder	11,361,855
6,000,000	Consorcio ARA Affordable Housing Builder	10,349,467
153,300	Grupo Aeroportuario del Surest Cancun/Cozumel Airport Operator	7,238,826
60,000	Grupo Aeroportuario Centro Norte (b) Northern Mexican Aiport Operator	1,626,600
30,000	Grupo Aeroportuario del Pacifica Mexican Aiport Operator	1,290,000
		31,866,748

Total Latin America		72,350,576

Total Common Stock (Cost: $966,322,548)- 96.5%		1,512,747,252

Principal Amount		Value

	Short Term Obligations 3.1%

$7,800,000	Cargill Global Funding 5.30% Due 4/02/07	$7,798,852
7,800,000	Cargill Asia Pacific Treasury Ltd. 5.30% Due 4/03/07	7,797,703
7,800,000	LA Fayette Asset Security LLC 5.30% Due 4/04/07	7,796,555
7,800,000	Regency Markets No.1 LLC 5.30% Due 4/09/07	7,790,813
7,700,000	Societe Generale North America 5.26% Due 04/04/07 5.32% Due 4/05/07	7,695,449
9,578,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07 at 5.200%, collateralized by a U.S. Government Agency Note, maturing to 06/15/08, market value of $9,770,513 (repurchase proceeds $9,582,150)	9,578,000

Total Short-Term Obligations (Amortized Cost: $48,457,372)		48,457,372

Total Investments: 99.6% (Cost: $1,014,779,920) (d)		1,561,204,624

Cash and Other Assets Less Liabilities: 0.4%		5,838,428

Total Net Assets: 100%		$1,567,043,052

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with affiliated companies during the three months ended March 31,2007 are as follows:

Affiliate	Charles Taylor Consulting
Balance of Shares Held 12/31/06	1,700,000
Purchase/ Additions	400,000
Sales/ Reductions	—
Balance of Shares Held 3/31/07	2,100,000
Value	17,046,494
Dividend	—

The aggregate cost and value of this investment at March 31, 2007, was $11,122,088 and $17,046,494 respectively. Investment in affiliated companies represent 1.09% of total net assets at March 31, 2007. There was no other investment activity during the period.

(b)	Non-income producing security.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities law. These securities are valued in good faith by the Board of Trustees. At March 31, 2007, these securities amounted to $7,357,535 which represents 0.47% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Date	Shares	Cost	Value
Urasia Energy	10/26/05, 2/1/06	1,149,300	$2,030,744	$6,999,237
Railpower Technologies 144A	11/10-1/18/05	617,755	2,776,952	358,298
			$4,807,696	$7,357,535

(d)

At March 31, 2007 for federal income tax purposes cost of investments was $1,014,779,920 and net unrealized appreciation was $546,424,704 consisting of gross unrealized appreciation of $564,123,731 and gross unrealized depreciation of $17,699,027.

Wanger Select

Statement of Investments, March 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stock 92.2%

	Consumer Goods & Services 30.7%
	Retail 13.3%
303,000	Safeway Supermarkets	$11,101,920
141,000	Abercrombie & Fitch Teen Apparel Retailer	10,670,880
72,000	Costco Wholesale Warehouse Superstores	3,876,480
151,600	Chico’s FAS (a) Women’s Specialty Retail	3,703,588
		29,352,868
	Other Consumer Services 6.4%
126,000	ITT Educational Services (a) Post -secondary Degree Services	10,267,740
127,100	Universal Technical Institute (a) Vocational Training	2,933,468
20,300	Weight Watchers International Weight Loss Programs	935,627
		14,136,835
	Travel 4.7%
302,000	Expedia (a) Online Travel Services Company	7,000,360
149,000	Hertz (a) Largest U.S. Rental Car Operator	3,531,300

	Leisure Products 3.3%	10,531,660
69,000	Harley-Davidson Motorcycles & Related Merchandise	4,053,750
64,000	International Speedway Largest Motorsports Racetrack Owner & Operator	3,308,800
		7,362,550
	Apparel 3.0%
132,000	Coach (a) Designer & Retailer of Branded Leather Accessories	6,606,600
Total Consumer Goods & Services		67,990,513

	Information Group 25.5%
	CATV 6.5%
253,200	Liberty Global Series C (a) Cable TV Franchises Outside The USA	7,758,048
257,000	Discovery Holding (a) CATV Programming	4,916,410
51,000	Liberty Global Series A (a) Cable TV Franchises Outside The USA	1,679,430
		14,353,888
	Business Software 4.9%
200,000	Avid Technology (a) Digital Nonlinear Editing Software & Systems	6,976,000
550,000	Novell (a) Directory Operating System & Identity Management Software	3,971,000
		10,947,000
	Mobile Communications 4.9%
195,000	American Tower (a) Communications Towers in USA & Mexico	7,595,250
299,200	Globalstar (a) Satellite Mobile Voice & Data Carrier	3,171,520
		10,766,770
	Telecommunications Equipment 4.3%
963,000	Tellabs (a) Telecommunications Equipment	9,533,700

	Internet Related 2.3%
600,000	SkillSoft Publishing (a) Web-based Learning Solutions (E-Learning)	5,016,000

	Contract Manufacturing 1.5%
933,700	Sanmina-SCI (a) Electronic Manufacturing Services	3,379,994

	Semiconductors & Related Equipment 1.0%
221,000	Canadian Solar (a) Solar Cell & Module Manufacturer	2,154,750

	Computer Services 0.1%
86,500	AnswerThink Consulting (a) IT Integration & Best Practice Research	282,855
Total Information Group		56,434,957

	Finance 12.9%
	Insurance 6.6%
493,000	Conseco (a) Life, Long Term Care, & Medical Supplement Insurance	8,528,900
9,500	Markel (a) Specialty Insurance	4,605,885
83,000	Montpelier Re Commercial Lines Insurance/Reinsurance	1,439,220
		14,574,005
	Brokerage & Money Management 6.3%
293,000	Janus Capital Group (a) Manages Mutual Funds	6,126,630
83,000	Nuveen Investments Money Management	3,925,900
64,000	SEI Investments Mutual Fund Administration & Investment Management	3,854,720
		13,907,250

Total Finance		28,481,255

	Energy & Minerals 12.8%
	Mining 10.3%
2,667,000	UrAsia Energy (Canada) (a)(b) Uranium Mining in Kazakhstan	16,239,940
40,800	Potash (Canada) World’s Largest Producer of Potash	6,525,144
		22,765,084
	Oil Services 2.5%
51,000	FMC Technologies (a) Oil & Gas Well Head Manufacturer	3,557,760

1

Number of Shares		Value
	Oil Services – 2.5% (cont)
35,000	Atwood Oceanics (a) Offshore Drilling Contractor	$2,054,150
		5,611,910

Total Energy & Minerals		28,376,994

	Industrial Goods & Services 9.0%
	Outsourcing Services 2.9%
257,000	Quanta Services (a) Electrical & Telecom Construction Services	6,481,540

	Other Industrial Services 2.3%
121,000	Expeditors International of Washington International Freight Forwarder	4,999,720

	Waste Management 2.0%
128,000	Waste Management US Garbage Collection & Disposal	4,404,480

	Steel 1.8%
192,000	Worthington Industries Steel Processing	3,951,360
Total Industrial Goods & Services		19,837,100

	Health Care 1.3%
	Health Care Services 1.3%
77,000	Lincare Holdings (a) Home Healthcare Services	2,822,050
Total Health Care		2,822,050

Total Common Stock - 92.2% (Cost of $147,150,476)		203,942,869

Principal Amount

	Short-Term Obligation 8.0%

17,576,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Agency Obligation, maturing to 03/24/08, market value of $17,930,870 (repurchase proceeds $17,583,616)	17,576,000

Total Short-Term Obligation (Cost of $17,576,000)		17,576,000

Total Investments - 100.2% (Cost of $164,726,476) (c) (d)		221,518,869

Cash and Other Assets Less Liabilities - (0.2)%		(377,493)

Total Net Assets - 100%		$221,141,376

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2007, these securities amounted to $16,239,940 which represents 7.34% of total net assets.

	Acquisition
Security	Date	Shares	Cost	Value
UrAsia Energy	10/26/05, 2/1/06	$2,667,000	$5,818,813	$16,239,940

(c)

At March 31, 2007, for federal income tax purposes cost of investments was $164,726,476 and net unrealized appreciation was $56,792,393 consisting of gross unrealized appreciation of $61,551,745 and gross unrealized depreciation of $4,759,352.

(d)	On March 31, 2007, the market value of foreign securities represents 7.34% of total net assets. The Fund’s foreign portfolio was diversified as follows:

		% of Net
Currency	Value	Assets
Canadian Dollar	$16,239,940	7.34%

2

Wanger International Select

Statement of Investments, March 31, 2007 (Unaudited)

Number of Shares		Value
	Common Stock 97.1%

	Europe 56.3%
	Ireland 13.9%
48,000	CRH Globa Building Materials	$2,051,866
81,000	Bank of Ireland Irish Commercial Bank	1,747,492
248,833	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	1,329,614
55,000	Anglo Irish Bank Small Business & Middle Market Banking	1,175,548
50,000	IAWS Group Baked Goods	1,162,190
25,000	Ryanair (ADR) (a) Low Cost Airline	1,119,750
33,600	C&C Group Beverage Company	510,337
		9,096,797
	Switzerland 12.0%
17,400	Synthes Products for Orthopaedic Surgery	2,147,883
4,850	Nobel Biocare Holding Dental Implants & Ceramic Crowns	1,768,136
17,000	Kuehne & Nagel Freight Forwarding / Logistics	1,398,305
870	Geberit Plumbing Supplies	1,338,847
2,550	Swatch Group Watch & Electronics Manufacturer	674,145
9,000	Schindler Elevator Manufacturer & Service Provider	548,080
		7,875,396
	United Kingdom 7.4%
154,000	Smith & Nephew Medical Equipment & Supplies	1,957,695
73,000	Northern Rock Lowest Cost Mortgage Bank in UK	1,644,827
105,000	Paragon Group UK Buy-to-let Finance Company	1,201,520
		4,804,042
	Netherlands 4.5%
11,000	Aalberts Industries Flow Control & Heat Treatment	1,086,500
21,000	Fugro Oilfield Services	1,066,009
12,000	USG People Temporary Staffing Services	495,013
2,800	Boskalis Westminster Dredging & Maritime Contractor	278,658
		2,926,180
	Germany 4.0%
13,700	Wincor Nixdorf Retail POS Systems & ATM Machines	1,276,688
3,000	Deutsche Boerse Trading, Clearing, Settlement Services for Financial Markets	687,295
410	Porsche Specialty Automobile Manufacturer	626,419
		2,590,402
	Austria 3.1%
60,000	Zumtobel (a) Lighting Systems	2,027,820
	France 2.9%
100,000	SES Global Satellite Broadcasting Services	1,908,930
	Sweden 2.4%
39,000	Hexagon Measurement Equipment & Polymers	1,583,391
	Spain 2.3%
32,000	Red Electrica de Espana Spanish Power Grid	1,507,694
	Denmark 1.9%
13,800	Novozymes Industrial Enzymes	1,234,584
	Italy 1.0%
10,000	Banca Italease Italian Leasing & Factoring Leader	640,540
	Greece 0.9%
20,000	Intralot Lottery & Gaming Systems/Services	605,407

Total Europe		36,801,183

	Asia 28.5%
	Japan 25.0%
460	Kenedix Real Estate Investment Management	2,349,966
7,400	Nintendo Entertainment Software and Hardware	2,150,798
2,350	Jupiter Telecommunications (a) Largest Cable Service Provider in Japan	1,974,287
55,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	1,614,902
47,000	Hoya Opto-Electrical Components & Eyeglass Lenses	1,559,487
27,000	Ibiden Electronic Parts & Ceramics	1,399,949
51,000	JSR Films & Chemicals for LCD Screens & Electronics	1,177,189
23,500	Daito Trust Construction Apartment Builder	1,106,797
14,000	USS Used Car Auctioneer	913,612
100,000	Kansai Paint Paint Producer in Japan, India, China, & Southeast Asia	854,549
50,000	Park24 Parking Lot Operator	672,522
30,000	Ushio Industrial Light Sources	579,175
		16,353,233

1

Number of Shares		Value
	Hong Kong 2.1%
144,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	$1,400,653
	Singapore 1.4%
210,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	906,634
Total Asia		18,660,520

	Other Countries 12.3%
	South Africa 4.7%
53,700	Impala Platinum Holdings Platinum Group Metals Mining & Refining	1,687,799
58,000	Naspers Media & Education In Africa & Other Emerging Markets	1,403,129
		3,090,928
	Canada 4.6%
10,600	Potash World’s Largest Producer of Potash	1,695,258
63,900	RONA (a) Leading Canadian Do-it-yourself Retailer	1,307,888
		3,003,146
	United States 3.0%
33,500	Atwood Oceanics (a) Offshore Drilling Contractor	1,966,115
Total Other Countries		8,060,189

Total Common Stock - 97.1% (Cost of $47,995,688)		63,521,892

Principal Amount

	Short-Term Obligation 3.1%

2,010,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/30/07, due 4/02/07 at 5.200%, collateralized by a U.S. Agency Obligation, maturing to 05/19/08, market value of $2,051,379 (repurchase proceeds $2,010,871)	2,010,000

Total Short-Term Obligation (Cost of $2,010,000)		2,010,000

Total Investments - 100.2% (Cost of $50,005,688) (b) (c)		65,531,892

Cash and Other Assets Less Liabilities - (0.2)%		(106,774)

Total Net Assets - 100%		$65,425,118

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on the NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

At March 31, 2007, for federal income tax purposes cost of investments was $50,005,688 and net unrealized appreciation was $15,526,204 consisting of gross unrealized appreciation of $16,341,469 and gross unrealized depreciation of $815,265.

(c)	On March 31, 2007, the Fund’s total investments were denominated in currencies as follows:

		% of Net
Currency	Value	Assets
Euro	$20,184,020	30.9%
Japanese Yen	16,353,233	25.0
Swiss Francs	7,875,396	12.0
Pound Sterling	4,804,042	7.3
US Dollars	6,791,123	10.4
Other currencies less than 5% of total net assets	9,524,078	14.6
	$65,531,892	100.2%

Acronym	Name

ADR	American Depositary Receipt

2

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 29, 2007

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 29, 2007